Risks and Concentration - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Jan. 20, 2020 CNY (¥)	Jan. 20, 2020 USD ($)	Feb. 28, 2018
Concentration Risk [Line Items]
Fine to be paid for lack of license				¥ 103,200,000	$ 14.9
Equity interest acquired						100.00%
Customer Concentration Risk
Concentration Risk [Line Items]
Concentration of revenues percentage		0	0
Total Net Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration of revenues percentage	11.00%
Maximum | Unfavorable Regulatory Action | Internet Audio-Visual Program Transmission License
Concentration Risk [Line Items]
Fine to be paid for lack of license	¥ 30,000
PRC | Minimum
Concentration Risk [Line Items]
Equity interest acquired	50.00%